REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Regulatory Capital Levels

The Bank’s and Company’s regulatory capital levels at December 31, 2013 and December 31, 2012 are as follows (dollars in thousands):

	December 31, 2013
	Actual			Required to be Considered Well Capitalized		Required to be Considered Adequately Capitalized
Bank Regulatory Capital	Assets	Ratio	Amount	Ratio	Amount	Ratio	Amount
Tier 1 leverage ratio	$3,642,143	12.0%	$437,952	10.0%	$364,214	10.0%	$364,214
Tier 1 risk-based capital ratio	2,622,537	16.7%	437,952	11.0%	288,479	11.0%	288,479
Total risk-based capital ratio	2,622,537	17.3%	453,279	12.0%	314,704	12.0%	314,704

Company Regulatory Capital	Assets	Ratio	Amount	Ratio	Amount	Ratio	Amount
Tier 1 leverage ratio	$3,739,387	18.0%	$674,225	5.0%	$186,969	4.0%	$149,575
Tier 1 risk-based capital ratio	2,720,124	24.8%	674,225	6.0%	163,207	4.0%	108,805
Total risk-based capital ratio	2,720,124	25.3%	689,551	10.0%	272,012	8.0%	217,610

	December 31, 2012
	Actual			Required to be Considered Well Capitalized		Required to be Considered Adequately Capitalized
Bank Regulatory Capital	Assets	Ratio	Amount	Ratio	Amount	Ratio	Amount
Tier 1 leverage ratio	$3,275,274	12.1%	$396,022	10.0%	$327,527	10.0%	$327,527
Tier 1 risk-based capital ratio	1,868,535	21.2%	396,022	11.0%	205,539	11.0%	205,539
Total risk-based capital ratio	1,868,535	22.2%	414,971	12.0%	224,224	12.0%	224,224

Company Regulatory Capital	Assets	Ratio	Amount	Ratio	Amount	Ratio	Amount
Tier 1 leverage ratio	$3,283,665	20.6%	$675,739	5.0%	$164,183	4.0%	$131,347
Tier 1 risk-based capital ratio	1,873,078	36.1%	675,739	6.0%	112,385	4.0%	74,923
Total risk-based capital ratio	1,873,078	37.1%	694,688	10.0%	187,308	8.0%	149,846